Significant accounting policies - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2015 $ / CAD	Dec. 31, 2014 $ / CAD
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.72	0.86
Canadian dollar
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.72	0.86
Average foreign currency exchange rate	0.78	0.91
Australian dollar
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.73	0.82
Average foreign currency exchange rate	0.75	0.90
Euro
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	1.09	1.21
Average foreign currency exchange rate	1.11	1.33
RMB
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.15	0.16
Average foreign currency exchange rate	0.16	0.16
Swedish Krona
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.12	0.13
Average foreign currency exchange rate	0.12	0.15